UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA                 February 14, 2011
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    19
                                           -----------------

Form 13F Information Table Value Total:    123,340
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
---------------------------   ------------  -----------  -------- ----------------------  ----------  -------- ---------------------
                                  TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER               CLASS       CUSIP     (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC       COM        015351 10 9    8,140    101,050    SH            SOLE        N/A     101,050
ARTHROCARE CORP                   COM        043136 10 0   11,450    368,630    SH            SOLE        N/A     368,630
BIOGEN IDEC INC                   COM        09062X 10 3    7,109    106,030    SH            SOLE        N/A     106,030
BIOSPECIFICS TECHNOLOGIES CO      COM        090931 10 6    7,680    300,000    SH            SOLE        N/A     300,000
COLUMBIA LABS INC                 COM        197779 10 1    2,316  1,020,343    SH            SOLE        N/A   1,020,343
CORCEPT THERAPEUTICS INC          COM        218352 10 2      270     70,000    SH            SOLE        N/A      70,000
DYNAVAX TECHNOLOGIES CORP         COM        268158 10 2   10,640  3,325,000    SH            SOLE        N/A   3,325,000
EXACT SCIENCES CORP               COM        30063P 10 5    4,245    709,920    SH            SOLE        N/A     709,920
INHIBITEX INC                     COM        45719T 10 3    3,288  1,264,760    SH            SOLE        N/A   1,264,760
JAZZ PHARMACEUTICALS INC          COM        472147 10 7    8,345    424,040    SH            SOLE        N/A     424,040
ONCOGENEX PHARMACEUTICALS IN      COM        68230A 10 6    8,397    500,096    SH            SOLE        N/A     500,096
ONYX PHARMACEUTICALS INC          COM        683399 10 9    7,450    202,050    SH            SOLE        N/A     202,050
PHARMASSET INC                    COM        71715N 10 6    8,070    185,261    SH            SOLE        N/A     185,261
SEQUENOM INC                    COM NEW      817337 40 5   10,478  1,304,850    SH            SOLE        N/A   1,304,850
TARGACEPT INC                     COM        87611R 30 6   10,564    398,638    SH            SOLE        N/A     398,638
UNITED THERAPEUTICS CORP DEL      COM        91307C 10 2    6,515    103,050    SH            SOLE        N/A     103,050
VALEANT PHARMACEUTICALS INTL      COM        91911K 10 2    5,983    211,500    SH            SOLE        N/A     211,500
VISION-SCIENCES INC DEL           COM        927912 10 5      142    102,298    SH            SOLE        N/A     102,298
XENOPORT INC                      COM        98411C 10 0    2,258    265,000    SH            SOLE        N/A     265,000